RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Assets:
Trade receivables	$ 2,674	$ 3,684
Liabilities:
Trade Payables	1,223	1,465
Other accounts payable and accrued expenses	1,501	1,490
Balances With Related Parties [Member]
Assets:
Trade receivables	95	2
Liabilities:
Trade Payables	162	184
Other accounts payable and accrued expenses	16	$ 16
Advance from customer	$ 12,459